Loans - Summary of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 4,662	$ 4,381	$ 5,085
PROVISION FOR LOAN LOSSES	493	389	643
Charge-offs	(418)	(348)	(1,422)
Recoveries	554	240	75
Net charge-offs	136	(108)	(1,347)
Ending balance	5,291	4,662	4,381
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,664	1,289	1,219
PROVISION FOR LOAN LOSSES	626	285	1,047
Charge-offs	(297)	(109)	(1,005)
Recoveries	214	199	28
Net charge-offs	(83)	90	(977)
Ending balance	2,207	1,664	1,289
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,271	1,524	1,872
PROVISION FOR LOAN LOSSES	(291)	(205)	23
Charge-offs	(50)	(61)	(379)
Recoveries	334	13	8
Net charge-offs	284	(48)	(371)
Ending balance	1,264	1,271	1,524
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,086	1,039	1,205
PROVISION FOR LOAN LOSSES	110	161	(164)
Charge-offs	(12)	(132)	(27)
Recoveries	5	18	25
Net charge-offs	(7)	(114)	(2)
Ending balance	1,189	1,086	1,039
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	123	142	178
PROVISION FOR LOAN LOSSES	55	(19)	(36)
Ending balance	178	123	142
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	86	60	91
PROVISION FOR LOAN LOSSES	113	62	(34)
Charge-offs	(59)	(46)	(11)
Recoveries	1	10	14
Net charge-offs	(58)	(36)	3
Ending balance	141	86	60
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	432	327	520
PROVISION FOR LOAN LOSSES	(120)	105	(193)
Ending balance	$ 312	$ 432	$ 327